Segment Information (Tables)	6 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Operating Segments Information	The results are shown as follows for the six months ended December 31, 2023 and 2022:
	For the six months ended December 31,
Revenues	2023	2022
Installation and maintenance	$15,151,510	$24,301,679
Housekeeping	7,836,579	8,990,258
Senior care services	2,811,223	3,557,245
Sales of pharmaceutical products	190,297	1,380,344
Educational consulting services	957,574	647,441
Total	$26,947,183	$38,876,968
	For the six months ended December 31,
Gross Profit	2023	2022
Installation and maintenance	$3,949,784	$8,226,464
Housekeeping	1,129,099	1,227,427
Senior care services	1,092,212	1,381,314
Sales of pharmaceutical products	147,056	128,938
Educational consulting services	257,038	173,943
Total	$6,575,189	$11,138,086

Current Assets	December 31, 2023	June 30, 2023
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sales of pharmaceutical products	1,465,830	1,520,107
Educational consulting services	964,389	819,311
Unallocated current assets	90,979,287	81,691,818
Total	$93,409,506	$84,031,236
Non-current Assets	December 31, 2023	June 30, 2023
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	5,023,268	5,118,174
Sales of pharmaceutical products	430,998	649,608
Educational consulting services	60,010,115	17,350
Unallocated non-current assets	5,390,593	68,439,239
Total	$70,854,974	$74,224,371